Taxation - Schedule of Roll-Forward of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Roll-Forward of Unrecognized Tax Benefits [Abstract]
Balance at beginning of year		$ 1,990	$ 2,174
Reversal based on tax positions related to prior years		(1,990)
Additions based on tax positions related to the current year
Foreign currency translation difference			(184)
Balance at end of year			$ 1,990